PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
	Jan. 21, 2022	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Schedule of Partnership Units [Line Items]
Beginning balance		$ 34,234		$ 29,775		$ 35,540		$ 29,853		$ 29,853
Unit issuance		3	[1]	3	[2]	145	[3]	5	[4]
Units repurchased and cancelled				(29)	[2]	(113)	[3]	(29)	[4]
Ending balance		$ 32,523		29,649		$ 32,523		$ 29,649		$ 35,540
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Exchangeable share
Schedule of Partnership Units [Line Items]
Opening balance (in shares)						119,982,167
Ending balance (in shares)		123,005,386				123,005,386				119,982,167
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Class exchangeable shares
Schedule of Partnership Units [Line Items]
Opening balance (in shares)						13,012,789
Ending balance (in shares)		13,012,789				13,012,789				13,012,789
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Opening balance (in shares)						293,000,000		293,000,000		293,000,000
Number of shares issued (in shares)	293,000,000
Ending balance (in shares)		293,000,000				293,000,000				293,000,000
Preferred unitholders capital
Schedule of Partnership Units [Line Items]
Beginning balance						$ 729		$ 918		$ 918
Opening balance (in shares)						33,922,785		43,901,312		43,901,312
Units repurchased and cancelled						$ 0				$ (189)
Units repurchased and cancelled (in shares)						0				(9,978,527)
Ending balance		$ 729				$ 729				$ 729
Ending balance (in shares)		33,922,785				33,922,785				33,922,785
General partner | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Beginning balance						$ 19		$ 19		$ 19
Opening balance (in shares)						2,400,631		2,400,631		2,400,631
Ending balance		$ 19				$ 19				$ 19
Ending balance (in shares)		2,400,631				2,400,631				2,400,631
Limited Partners | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Beginning balance						$ 6,199		$ 6,210		$ 6,210
Opening balance (in shares)						460,488,788		461,855,350		461,855,350
Unit issuance						$ 6				$ 11
Number of shares issued (in shares)						164,207				330,047
Units repurchased and cancelled						$ (40)				$ (25)
Units repurchased and cancelled (in shares)						(2,982,920)				(1,877,183)
Conversions						$ 0				$ 3
Conversions (in shares)						38,379				180,574
Ending balance		$ 6,165				$ 6,165				$ 6,199
Ending balance (in shares)		457,708,454				457,708,454				460,488,788
Redeemable Partnership Units held by Brookfield
Schedule of Partnership Units [Line Items]
Beginning balance		$ 1,917		1,876		$ 2,017		$ 1,926		$ 1,926
Ending balance		1,834		$ 1,830		1,834		1,830		2,017
Redeemable Partnership Units held by Brookfield | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Beginning balance						$ 2,628		$ 2,628		$ 2,628
Opening balance (in shares)						190,299,956		190,299,956		190,299,956
Ending balance		$ 2,628				$ 2,628				$ 2,628
Ending balance (in shares)		190,299,956				190,299,956				190,299,956
BIPC exchangeable shares and class A.2 exchangeable shares | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Beginning balance						$ 2,554		$ 2,514		$ 2,514
Opening balance (in shares)						132,994,956		132,051,909		132,051,909
Unit issuance						$ 139				$ 38
Number of shares issued (in shares)						2,982,920				833,272
Conversions						$ 1				$ 2
Conversions (in shares)						40,299				109,775
Ending balance		$ 2,694				$ 2,694				$ 2,554
Ending balance (in shares)		136,018,175				136,018,175				132,994,956
Non-controlling interest - exchange LP units, equity | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Beginning balance						$ 384		$ 388		$ 388
Opening balance (in shares)						5,447,803		5,738,152		5,738,152
Conversions						$ (1)		$ (1)		$ (4)
Conversions (in shares)						(78,678)				(290,349)
Ending balance		$ 383				$ 383				$ 384
Ending balance (in shares)		5,369,125				5,369,125				5,447,803

[1]	Refer to Note 16, Partnership Capital.
[2]	Refer to Note 16, Partnership Capital.
[3]	Refer to Note 16, Partnership Capital.
[4]	Refer to Note 16, Partnership Capital.